Organization and Description of Business - Schedule of Condensed Consolidated Financial Statements Reflect the Operating Results (Details)	6 Months Ended
Jan. 31, 2025
Parent company:
Date of Incorporation	Jan. 05, 2015
Place of Incorporation	British Virgin Islands
% of Ownership	Parent
Principal Activities	Investment holding
ATIF Inc. (“ATIF USA”) [Member]
Wholly owned subsidiaries of ATIF
Date of Incorporation	Oct. 26, 2020
Place of Incorporation	USA
% of Ownership	100.00%
Principal Activities	Consultancy and information technology support
ATIF Investment LLC (“ATIF Investment”) [Member]
Wholly owned subsidiaries of ATIF
Date of Incorporation	Apr. 25, 2022
Place of Incorporation	BVI
% of Ownership	100.00%
Principal Activities	Consultancy and information technology support
ATIF BD [Member]
Wholly owned subsidiaries of ATIF
Date of Incorporation	Dec. 22, 2021
Place of Incorporation	USA
% of Ownership	100.00%
Principal Activities	Consultancy and information technology support
ATIF BC [Member]
Wholly owned subsidiaries of ATIF
Date of Incorporation	Oct. 06, 2022
Place of Incorporation	USA
% of Ownership	100.00%
Principal Activities	Consultancy and information technology support
ATIF BM [Member]
Wholly owned subsidiaries of ATIF
Date of Incorporation	Oct. 06, 2022
Place of Incorporation	USA
% of Ownership	100.00%
Principal Activities	Consultancy and information technology support